Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 20,709	$ 37,564
Securities available for sale	79,980	77,472
Loans held for sale	3,444	1,837
Loans receivable, net	586,688	585,931
Accrued interest receivable	2,356	2,344
Real estate, net	414	627
Federal Home Loan Bank stock, at cost	867	817
Mortgage servicing rights, net	1,855	1,724
Premises and equipment, net	9,635	8,226
Goodwill	802	802
Core deposit intangible, net	255	355
Prepaid expenses and other assets	2,668	1,314
Deferred tax asset, net	2,642	3,672
Total assets	712,315	722,685
LIABILITIES AND STOCKHOLDERS’ EQUITY
Deposits	623,352	635,601
Accrued interest payable	346	146
Customer escrows	1,448	1,147
Accrued expenses and other liabilities	4,022	4,973
Total liabilities	629,168	641,867
Commitments and contingencies
Stockholders’ equity:
Serial-preferred stock ($.01 par value): authorized 500,000 shares; issued 0	0	0
Common stock ($.01 par value): authorized 16,000,000 shares; issued 9,128,662	91	91
Additional paid-in capital	40,090	50,623
Retained earnings, subject to certain restrictions	99,754	91,448
Accumulated other comprehensive loss	(1,096)	(957)
Unearned employee stock ownership plan shares	(1,836)	(2,030)
Treasury stock, at cost 4,292,838 and 4,631,124 shares	(53,856)	(58,357)
Total stockholders’ equity	83,147	80,818
Total liabilities and stockholders’ equity	712,315	722,685
Collateralized Mortgage Backed Securities [Member]
ASSETS
Securities available for sale	8,023	5,068
Other Debt Obligations [Member]
ASSETS
Securities available for sale	$ 71,957	$ 72,404